Significant Accounting Policies (Details) - CAD / Boe	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Reclamation Fund Contributions, BOE (in cad per BOE)		0.35
Minimum1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Maximum1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	16 years